Document And Entity Information	Jul. 16, 2026
Document Information [Line Items]
Entity Central Index Key	0002086549
Document Type	S-1
Entity Registrant Name	Phalanx Acquisition Corp I
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false